Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Document Period End Date	Jun. 30, 2024
C000005150 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Series (f/k/a: Virtus Strategic Allocation Series)
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 71,099,000
Holdings Count | Holding	507
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$71,099
Total number of portfolio holdings	507
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		63%
Information Technology	16%
Consumer Discretionary	11%
Communication Services	10%
All Other Common Stocks	26%
Corporate Bonds and Notes		12%
Mortgage-Backed Securities		10%
U.S. Government Securities		6%
Asset-Backed Securities		5%
Leveraged Loans		3%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000005133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 78,702,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$78,702
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Financials	34%
Information Technology	19%
Consumer Discretionary	15%
Industrials	13%
Communication Services	13%
Health Care	4%
Consumer Staples	1%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000126193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 78,702,000
Holdings Count | Holding	30
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$78,702
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Financials	34%
Information Technology	19%
Consumer Discretionary	15%
Industrials	13%
Communication Services	13%
Health Care	4%
Consumer Staples	1%
Other	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000005146 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 88,302,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$88,302
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	18%
Retail REITS	15%
Health Care REITS	14%
Data Centers REITS	12%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000126195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 88,302,000
Holdings Count | Holding	32
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$88,302
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	18%
Retail REITS	15%
Health Care REITS	14%
Data Centers REITS	12%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000005142 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 63,134,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$63,134
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrials	37%
Financials	27%
Consumer Discretionary	16%
Consumer Staples	7%
Materials	6%
Health Care	3%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000005148 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 79,951,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$79,951
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Financials	19%
Industrials	17%
Information Technology	13%
Health Care	12%
Consumer Staples	11%
Utilities	8%
Materials	7%
Other	13%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000005134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 91,343,000
Holdings Count | Holding	647
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$91,343
Total number of portfolio holdings	647
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		17%
Leveraged Loans		14%
Foreign Government Securities		7%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000126194 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 91,343,000
Holdings Count | Holding	647
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$91,343
Total number of portfolio holdings	647
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		17%
Leveraged Loans		14%
Foreign Government Securities		7%
Other (includes securities lending collateral)		4%
Total		100%
(1)	Percentage of total investments as of June 30, 2024.

C000005147 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$55	1.03%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.03%
Net Assets	$ 246,832,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$246,832
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	32%
Consumer Discretionary	20%
Communication Services	11%
Financials	11%
Health Care	10%
Industrials	9%
Real Estate	3%
Other	4%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000005730 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 116,462,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$116,462
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Health Care	21%
Consumer Staples	20%
Financials	14%
Information Technology	13%
Industrials	11%
Consumer Discretionary	9%
Materials	5%
Other (includes securitites lending collateral)	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.

C000126196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1‑800‑367‑5877.
Additional Information Phone Number	1‑800‑367‑5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last six months?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Net Assets	$ 116,462,000
Holdings Count | Holding	35
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY SERIES STATISTICS (as of June 30, 2024)
Series net assets (‘000s)	$116,462
Total number of portfolio holdings	35
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Health Care	21%
Consumer Staples	20%
Financials	14%
Information Technology	13%
Industrials	11%
Consumer Discretionary	9%
Materials	5%
Other (includes securitites lending collateral)	7%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.